Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
8.	Share-Based Compensation

The Company has an employee stock option plan (the Plan), which authorizes the granting of 3,841,099 shares of Common Stock to employees and directors of the Company, as well as non-employees, and allows the holder of the option to purchase Common Stock at a stated exercise price. The number of shares authorized by the plan may be increased each January 1st following the effective date of the plan by the lesser of: a) 4% of the total number of shares outstanding (on an as-converted basis) on December 31st of the preceding year, less the aggregate number of shares available under the plan as of that date (if the result is negative, then this clause equals zero); b) a number of shares determined by the Board of Directors, or c) 1,169,878 (subject to adjustment for any subdivision or consolidation of outstanding shares of Common Stock, declaration of the dividend payable in shares of Common Stock or other stock split). Options vest according to the terms of the grant, which may be immediate or based on the passage of time or the achievement of specified milestones (which had been achieved by December 31, 2014) and have a term of up to 10 years. Unexercised stock options terminate on the expiration date of the grant. The Company recognizes the stock-based compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period.

The valuation of the share-based compensation awards is a significant accounting estimate that requires the use of judgment and assumptions that are likely to have a material impact on the financial statements. The fair value of option grants is determined using the Black-Scholes option-pricing model. Expected volatilities utilized in the model are based on implied volatilities from traded stocks of peer companies. Similarly, the dividend yield is based on historical experience and the estimate of future dividend yields. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The expected lives of the grants are based on the average period the stock options are expected to remain outstanding. As the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the expected term is calculated as the midpoint between the weighted-average vesting term and the contractual expiration periods also known as the simplified method. The Company assumed no awards would be forfeited during the vesting period, as actual forfeitures have been minimal through December 31, 2014, and the remaining weighted-average vesting term for nonvested options is for a relatively brief time (less than two years). The fair value of the option grants have been estimated, with the following weighted-average assumptions:

	Stock Options
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Expected dividend yield	—%	—%	—%
Risk-free interest rate	2.13%	1.87%	1.84%
Volatility	96.9%	102.2%	95.9%
Expected life	6.45 years	7 years	5 years

The Company’s stock option activity and related information are summarized as follows:

	Outstanding Options
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years
Options outstanding at December 31, 2011	183,281	$1.03	7.75
Options granted	1,358,520	2.08	9.39
Options exercised	(19,498)	1.03	7.97

Options outstanding at December 31, 2012	1,522,304	1.95	9.10
Options granted	1,764,566	2.13	9.34

Options outstanding at December 31, 2013	3,286,870	2.05	8.77
Options granted	1,525,135	19.00	9.41
Options exercised	(79,441)	1.98	7.16

Options outstanding at December 31, 2014	4,732,564	$7.52	8.31

Exercisable at December 31, 2014	1,668,413	$2.07	7.47

The aggregate intrinsic value of options exercised in the twelve months ended December 31, 2014 was $2.4 million. The aggregate intrinsic value of options exercisable as of December 31, 2014, was $65.9 million. The Company will issue new shares of Common Stock upon the exercise of vested options.

The following is a rollforward of the Company’s nonvested stock options for 2014:

	Options	Weighted- Average Grant Date Fair Value
Nonvested stock options at December 31, 2011	26,517	$0.56
Granted during the year	1,358,520	1.62
Vested during the year	(183,962)	1.36
Exercised or forfeited during the year	—	—

Nonvested stock options at December 31, 2012	1,201,075	1.64
Granted during the year	1,764,566	2.05
Vested during the year	(393,144)	1.62
Forfeited during the year	—	—

Nonvested stock options at December 31, 2013	2,572,497	1.92
Granted during the year	1,525,135	15.31
Vested during the year	(1,033,481)	2.07
Forfeited during the year	—	—

Nonvested stock options at December 31, 2014	3,064,151	$7.45

The weighted-average grant date fair value of options granted in the year ended December 31, 2014, is $15.31. Vesting terms for certain employee grant agreements did not initially match the terms approved by the Company’s Board of Directors for 2,017,650 of the options reflected as granted in 2012 and 2013 in the tables above. Accordingly, these options were not considered granted for accounting purposes until a mutual understanding of the terms was obtained through amendment of the grant agreements on January 10, 2014. Certain of these options were considered to have service inception dates in 2013, which resulted in the vested portion of these options being remeasured throughout 2013. Share-based compensation expense of $1.9 million was recorded for the vested portion of these options for the year ended December 31, 2013.

At December 31, 2014, total compensation cost related to nonvested awards not yet recognized was $25.4 million, and the weighted-average period over which this amount is expected to be recognized was 2.74 years. This amount includes the fair value of the unvested portion of those awards that did not have an accounting grant date until January 10, 2014 based on fair value of those options at December 31, 2013.